Segment Information	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Segment Reporting [Abstract]
Segment Information

14.    Segment Information

The Company has three reportable segments, as defined by ASC 280 Segment Reporting, related to disclosures about segments of an enterprise. The Performance Foodservice segment markets and distributes food and food-related products to Street restaurants, Chain restaurants, and other institutional “food-away-from-home” locations. The PFG Customized segment principally serves the family and casual dining channel but also serves fine dining, fast casual, and quick serve restaurant chains. The Vistar segment distributes candy, snack, beverage, and other products to customers in the vending, office coffee services, theater, retail, and other channels. Intersegment sales represent sales between the segments and are eliminated in consolidation. Management evaluates the performance of each operating segment based on various operating and financial metrics, including total sales and EBITDA. For PFG Customized, EBITDA includes certain allocated corporate charges that are included in operating expenses. The allocated corporate charges are determined based on a percentage of total sales. This percentage is reviewed on a periodic basis to ensure that the segment is allocated a reasonable rate of corporate expenses based on its use of corporate services.

Corporate & All Other is comprised of corporate overhead and certain operations that are not considered separate reportable segments based on their size. This includes the operations of the Company’s internal logistics unit responsible for managing and allocating inbound logistics revenue and expense.

(In millions)	Performance Foodservice	PFG Customized	Vistar	Corporate & All Other	Eliminations	Consolidated
For the nine months ended March 26, 2016
Net external sales	$6,977.9	$2,799.7	$1,942.6	$11.7	$—	$11,731.9
Inter-segment sales	5.5	0.4	2.0	147.1	(155.0)	—

Total sales	6,983.4	2,800.1	1,944.6	158.8	(155.0)	11,731.9
EBITDA	206.9	26.2	83.7	(98.9)	—	217.9
Depreciation and amortization	46.2	11.5	12.8	15.7	—	86.2
Capital expenditures	30.9	5.5	9.1	22.5	—	68.0
For the nine months ended March 28, 2015
Net external sales	$6,704.2	$2,783.3	$1,786.3	$11.8	$—	$11,285.6
Inter-segment sales	4.7	0.6	2.0	128.0	(135.3)	—

Total sales	6,708.9	2,783.9	1,788.3	139.8	(135.3)	11,285.6
EBITDA	172.6	25.6	79.2	(82.0)	—	195.4
Depreciation and amortization	49.7	11.7	12.2	18.1	—	91.7
Capital expenditures	26.5	6.3	6.7	24.2	—	63.7

Total assets by reportable segment, excluding intercompany receivables between segments, are as follows:

(In millions)	As of March 26, 2016	As of June 27, 2015
Performance Foodservice	$1,945.2	$1,915.7
PFG Customized	649.5	649.8
Vistar	600.0	539.2
Corporate & All Other	245.4	286.2

Total assets	$3,440.1	$3,390.9

19.    Segment Information

The Company has three reportable segments, as defined by ASC 280 Segment Reporting, related to disclosures about segments of an enterprise. The Performance Foodservice segment markets and distributes food and food-related products to Street restaurants, Chain restaurants, and other institutional “food-away-from-home” locations. The PFG Customized segment principally serves the family and casual dining channel but also serves fine dining, fast casual, and quick serve restaurant chains. The Vistar segment distributes candy, snack, beverage, and other products to customers in the vending, office coffee services, theater, retail, and other channels. The accounting policies of the segments are the same as those described in Note 2 Summary of Significant Accounting Policies and Estimates. Intersegment sales represent sales between the segments, which are eliminated in consolidation. Management evaluates the performance of each operating segment based on various operating and financial metrics, including total sales and EBITDA. For PFG Customized, EBITDA includes certain allocated corporate charges that are included in operating expenses. The allocated corporate charges are determined based on a percentage of total sales. This percentage is reviewed on a periodic basis to ensure that the segment is allocated a reasonable rate of corporate expenses based on their use of corporate services.

Corporate & All Other is comprised of corporate overhead and certain operations that are not considered separate reportable segments based on their size. This includes the operations of the Company’s internal logistics unit responsible for managing and allocating inbound logistics revenue and expense.

(In millions)	PFS	PFG Customized	Vistar	Corporate & All Other	Eliminations	Consolidated
For fiscal year ended June 27, 2015
Net external sales	$9,078.2	$3,752.2	$2,423.4	$16.2	$—	$15,270.0
Inter-segment sales	6.8	0.7	2.7	175.4	(185.6)	—
Total sales	9,085.0	3,752.9	2,426.1	191.6	(185.6)	15,270.0
EBITDA	254.2	36.5	105.5	(92.6)	—	303.6
Depreciation and amortization	65.8	16.4	15.7	23.4	—	121.3
Capital expenditures	41.8	7.8	14.5	34.5	—	98.6

For fiscal year ended June 28, 2014
Net external sales	$8,098.3	$3,300.5	$2,266.4	$20.5	$—	$13,685.7
Inter-segment sales	5.5	0.5	2.6	137.0	(145.6)	—
Total sales	8,103.8	3,301.0	2,269.0	157.5	(145.6)	13,685.7
EBITDA	207.5	37.5	88.3	(84.3)	—	249.0
Depreciation and amortization	81.7	15.1	13.8	22.1	—	132.7
Capital expenditures	38.8	12.2	20.7	18.9	—	90.6

For fiscal year ended June 29, 2013
Net external sales	$7,498.7	$3,162.8	$2,138.7	$26.3	$—	$12,826.5
Inter-segment sales	5.6	1.6	2.4	119.6	(129.2)	—
Total sales	7,504.3	3,164.4	2,141.1	145.9	(129.2)	12,826.5
EBITDA	173.9	37.3	81.4	(59.2)	—	233.4
Depreciation and amortization	74.7	15.0	13.9	16.4	—	120.0
Capital expenditures	27.3	4.9	13.0	21.3	—	66.5

Total assets by reportable segment, excluding intercompany receivables between segments, are as follows:

(In millions)	As of June 27, 2015	As of June 28, 2014
PFS	$1,915.7	$1,853.6
PFG Customized	649.8	641.0
Vistar	539.2	501.3
Corporate & All Other	286.2	243.9

Total assets	$3,390.9	$3,239.8

The sales mix for the Company’s principal product and service categories is as follows:

(In millions)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28,2014	For the fiscal year ended June 29, 2013
Center of the plate	$5,023.3	$4,226.4	$3,894.8
Canned and dry groceries	2,072.5	1,953.3	1,889.9
Frozen foods	1,950.4	1,795.4	1,724.3
Refrigerated and dairy products	2,039.0	1,803.6	1,611.5
Paper products and cleaning supplies	1,160.0	1,046.5	979.6
Beverage	1,159.0	1,065.1	1,045.2
Candy	648.5	601.3	552.5
Snack	523.0	518.6	505.1
Produce	469.4	449.2	410.8
Theater and concession	131.0	128.6	120.8
Merchandising and other services	93.9	97.7	92.0

Total	$15,270.0	$13,685.7	$12,826.5